Risks and Uncertainties - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) loan	Sep. 30, 2022 USD ($) loan	Sep. 30, 2023 USD ($) loan	Sep. 30, 2022 USD ($) loan	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased	$ 3,600	$ 37,900	$ 20,800	$ 97,000	$ 110,600	$ 29,100
Number of loans repurchased | loan	11	82	52	221	262	95
Loan repurchase reserve	$ 21,753	$ 22,999	$ 21,753	$ 22,999	$ 26,745	$ 17,540	$ 21,832	$ 21,070	$ 7,438